BONDS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Bonds Payable [Abstract]
Schedule of weighted average assumptions of bonds payable
	2019	2018
Share price at date of grant	$0.09	$0.10
Exercise price	$0.09	$0.10
Expected life	2 years	2 years
Expected volatility	76.65%	92.85%
Risk free interest rate	1.68%	2.12%
Expected dividend yield	0%	0%
Expected forfeiture rate	0%	0%